SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

17.Subsequent Events

Purchase Agreement and Registration Rights Agreement

In April 2024, the Company entered into a common stock purchase agreement (the “Purchase Agreement”) and a related registration rights agreement (the “Registration Rights Agreement”) with B. Riley Principal Capital II, LLC (“B. Riley Principal Capital II”). Upon the terms and subject to the satisfaction of the conditions set forth in the Purchase Agreement, the Company has the right, in its sole discretion, to sell to B. Riley Principal Capital II, from time to time, up to $50.0 million in aggregate gross purchase price of shares of the Company’s common stock, subject to certain limitations contained in the Purchase Agreement, during the term of 24 months. Pursuant to the Registration Rights Agreement, the Company is required to file a registration statement on Form S-1 to register the resale of shares of common stock that are sold to B. Riley Principal Capital II under the Purchase Agreement. Sales of common stock by the Company to B. Riley Principal Capital II pursuant to the Purchase Agreement, and the timing of any such sales, are solely at the option of the Company, and the Company is under no obligation to sell any securities to B. Riley Principal Capital II under the Purchase Agreement.

M-Venture Investment, Inc.

In April 2024, the Company executed an amendment with M-Venture Investment, Inc. for the KRW 4.0 billion ($3.0 million) term loan outstanding, pursuant to which the Company repaid KRW 2.0 billion ($1.5 million) in April 2024 and extended the maturity date from October 2024 to May 2024 (see Note 7).

In April 2024, the Company executed an amendment with M-Venture Investment, Inc. for the KRW 6.0 billion ($4.4 million) term loan outstanding, pursuant to which the maturity date for both draws were amended. The maturity date for the principal amount of KRW 1.0 billion ($0.7 million) was extended from April 2024 to June 2024. The maturity date for the principal amount of KRW 5.0 billion ($3.7 million) was extended from April 2024 to July 2024 (see Note 7).

Historical Convertible Promissory Notes

In April 2024, the Company repaid in full a historical convertible promissory note that was issued in 2021 with a principal amount of $0.6 million (see Note 7).

14.Subsequent Events

Management has evaluated all transactions and events through March 29, 2024, the date on which these consolidated financial statements were available to be issued, and other than the following there are no other items that would adjust the consolidated financial statements or require additional disclosures.

In January 2024, the maturity date of the loan of $776,000 from i Best Investment was extended for two (2) month from the disclosed maturity date. In March 2024, the Company repaid i Best Investment loan of $2,327,000, and the remaining outstanding loans were extended for three (3) months to June 2024 (see Note 4).

In January 2024, GCT R&D, a subsidiary of the Company, borrowed a short term loan of $237,000 from NJ Holdings, a related party. The loan had a seven (7) days maturity and carries 0% of interest rate. Kyeongho Lee provided the payment guarantee. In February and March 2024, GCT R&D repaid $237,000.

In January, February and March 2024, GCT R&D repaid term loan of $613,000 to Kyeongho Lee.

In February and March 2024, the Company issued convertible promissory notes of $11.3 million to Korean investors. The convertible promissory notes mature in February and March 2027 and have a conversion price of $6.67 per share. The convertible promissory notes will be automatically converted to common stock upon the closing of the transaction with Concord Acquisition Corp III discussed in Note 1.

In February 2024, the Company issued a convertible promissory note of $5.0 million to a U.S. company. The convertible promissory note matures in February 2026 and has a conversion price of $10.00 per share. The convertible promissory note holder can demand conversion to common stock on or after the earlier of i) completion of the SPAC transaction and ii) six (6) months from issuance date.

On March 15, 2024, the Board of Directors approved a term sheet of equity line of credit (ELOC) facility proposed by an investment banking firm. Under this facility, the Company may issue and sell shares common stock, from time to time, to an affiliate of the investment banking firm at a price equal to a specified percentage of VWAP (Volume Weighted Average Price) of the stock on NYSE up to an aggregate amount of $50 million. The term sheet is not binding and subject to completion of definitive agreements, and the Board of Directors delegated authority to the management to negotiate and finalize definitive agreements for the facility.

On March 26, 2024, Concord Acquisition Corp III consummated its Business Combination with the Company, pursuant to the Business Combination Agreement, dated as of November 2, 2023, and changed name to GCT Semiconductor Holding, Inc. (“GCT Holding”).

On March 26, 2024, in accordance with the terms of the Business Combination Agreement, the Company’s all outstanding warrants were assumed by GCT Holding.

On March 26, 2024, the Company terminated the 2011 Plan. As a result, all outstanding options and RSUs under the 2011 Plan were assumed by GCT Holding in accordance with the terms of the Business Combination Agreement.

On March 26, 2024, the convertible promissory notes (“CPN”) principal and related accrued interest balance of $32,087,000 and the convertible notes to SPAC shares (“CVT”) principal and related accrued interest balance of $13,370,000 were converted into 4,258,223 and 2,004,535 shares of GCT Holding common stock, respectively.

On March 26, 2024, as consideration for the $30.2 million PIPE Financing, the Company issued 4,529,967 shares of GCT Holding common stock to PIPE Shareholders.

CONCORD ACQUISITION CORP III
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than stated below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On February 27, 2024, the Company held a special meeting in lieu of the 2024 annual meeting of stockholders in connection with the proposed Business Combination. At the Special Meeting, the Company’s stockholders approved the Business Combination Proposal, the Charter Amendment Proposal, each of the Governance Proposals (on a non-binding advisory basis), the election of each director nominee pursuant to the Election of Directors Proposal, the Incentive Award Plan Proposal, the Employee Stock Purchase Plan Proposal, and the NYSE Proposal, in each case as defined and described in greater detail in the Final Prospectus.